Appendix 1 Details of assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 461,924	$ 384,761	[1]	$ 642,206		$ 1,022,613
Other current financial assets	982	19,588	[1]	77,226
Other current non-financial assets	172,555	153,708	[1]	114,576
Trade and other receivables, current	1,386,241	1,495,258	[1]	1,652,333
Current receivables due from related parties	61,811	42,935	[1]	57,317
Inventories	68,121	65,400	[1]	66,994
Current tax assets	87,453	80,506	[1]	92,479
TOTAL CURRENT ASSETS	2,239,087	2,242,156	[1]	2,703,131
Other non-current financial assets	24,070	4,663	[1]	13,228
Other non-current non-financial assets	14,486	149,126	[1]	271,792
Trade and other non-current receivables	1,105,384	1,163,370	[1]	1,030,279
Investments accounted for using the equity method	46,468	32,820	[1]	28,906
Intangible assets other than goodwill	292,790	294,391	[1]	222,329
Goodwill	902,193	892,402	[1]	1,008,374
Property, plant and equipment	7,763,436	7,579,693	[1]	7,809,860
Investment property	7,930	7,201	[1]	8,369
Right-of-use assets	379,863	273,579	[1]	306,745
Deferred tax assets	127,952	125,685	[1]	88,551
TOTAL NON-CURRENT ASSETS	10,664,572	10,522,930	[1]	10,788,433
TOTAL ASSETS	12,903,659	12,765,086	[1]	13,491,564
Other current financial liabilities	322,082	84,003	[1]	701,175	[1]
Current lease liabilities	41,518	26,982	[1]	27,520	[1]
Trade and other payables, current	1,533,475	1,535,871	[1]	1,669,660	[1]
Current payables to related parties	371,919	299,362	[1]	527,383	[1]
Other current provisions	30,702	51,534	[1]	28,676	[1]
Current tax liabilities	110,030	189,742	[1]	182,537	[1]
Other current non-financial liabilities	63,610	63,964	[1]	48,380	[1]
TOTAL CURRENT LIABILITIES	2,473,336	2,251,458	[1]	3,185,331	[1]
Other non-current financial liabilities	2,170,328	2,382,396	[1]	2,171,325	[1]
Non-current lease liabilities	368,679	268,670	[1]	278,097	[1]
Trade and other payables non-current	985,569	969,504	[1]	678,966	[1]
Non-current payables to related parties	861,531	1,019,514	[1]	1,179,760	[1]
Other long-term provisions	214,175	216,031	[1]	241,245	[1]
Deferred tax liabilities	200,452	208,635	[1]	196,681	[1]
Non-current provisions for employee benefits	64,058	65,831	[1]	71,621	[1]
Other non-current non-financial liabilities	16,024	37,745	[1]	60,676	[1]
TOTAL NON-CURRENT LIABILITIES	4,880,816	5,168,326	[1]	4,878,371	[1]
TOTAL LIABILITIES	7,354,152	7,419,784	[1]	8,063,702	[1]
Foreign Currency U.F. [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	44	38		41
Other current non-financial assets				3,483
Trade and other receivables, current	38,372	5,462		6,108
Inventories				715
TOTAL CURRENT ASSETS	38,416	5,500		10,347
Other non-current financial assets				2,096
Other non-current non-financial assets	442	77		91
Trade and other non-current receivables	2,132	28,110		35,053
Right-of-use assets		221,144		248,011
TOTAL NON-CURRENT ASSETS	2,574	249,331		285,251
TOTAL ASSETS	40,990	254,831		295,598
Other current financial liabilities	49,641	43,870		47,920
Current lease liabilities	34,966	24,952		25,253
Trade and other payables, current	100,224	81,184		10,603
TOTAL CURRENT LIABILITIES	184,831	150,006		83,776
Other non-current financial liabilities	137,682			223,599
Non-current lease liabilities	328,537	253,417		269,417
TOTAL NON-CURRENT LIABILITIES	466,219	253,417		493,016
TOTAL LIABILITIES	651,050	403,423		576,792
Foreign Currency Chilean Peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	103,917	247,383		512,221
Other current financial assets	776	9,317		65,191
Other current non-financial assets	158,496	128,287		78,926
Trade and other receivables, current	902,353	954,194		1,418,293
Current receivables due from related parties	9,277	4,449		6,088
Inventories	11,187	38,347		14,547
Current tax assets	74,242	69,338		84,116
TOTAL CURRENT ASSETS	1,260,248	1,451,315		2,179,382
Other non-current financial assets	24,070	4,663		11,132
Other non-current non-financial assets	5,813	143,174		271,667
Trade and other non-current receivables	109,245	63,276		402,769
Investments accounted for using the equity method	30	32,706		28,839
Intangible assets other than goodwill	270,788	113,845		127,927
Goodwill	862,154	852,363		968,335
Property, plant and equipment	4,400,043	3,717,998		3,919,024
Investment property	7,930	7,201		8,369
Right-of-use assets	374,282	31,916		37,498
Deferred tax assets	111,514	119,682		62,693
TOTAL NON-CURRENT ASSETS	6,165,869	5,086,824		5,838,253
TOTAL ASSETS	7,426,117	6,538,139		8,017,635
Current lease liabilities	4,041			114
Trade and other payables, current	1,100,200	964,131		1,259,837
Current payables to related parties	104,291	40,341		7,652
Other current provisions	30,599	51,052		28,622
Current tax liabilities	105,077	185,451		177,578
Other current non-financial liabilities	63,451	54,498		37,688
TOTAL CURRENT LIABILITIES	1,407,659	1,295,473		1,511,491
Non-current lease liabilities	2,340			1,104
Trade and other payables non-current				332,979
Other long-term provisions	205,893	180,798		201,369
Deferred tax liabilities	154,621	183,012		35,566
Non-current provisions for employee benefits	64,058	65,831		70,607
Other non-current non-financial liabilities	16,024	37,745		60,676
TOTAL NON-CURRENT LIABILITIES	442,936	467,386		702,301
TOTAL LIABILITIES	1,850,595	1,762,859		2,213,792
Foreign Currency USD [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	357,864	137,191		129,815
Other current financial assets	206	10,271		12,013
Other current non-financial assets	13,411	23,915		31,080
Trade and other receivables, current	445,444	535,601		227,871
Current receivables due from related parties	34,835	27,651		36,909
Inventories	56,824	26,209		45,853
Current tax assets	13,211	10,156		8,361
TOTAL CURRENT ASSETS	921,795	770,994		491,902
Other non-current non-financial assets	8,231	5,875		34
Trade and other non-current receivables	994,007	1,071,984		592,457
Investments accounted for using the equity method	45,924	114		67
Intangible assets other than goodwill	21,842	180,368		94,265
Goodwill	40,039	40,039		40,039
Property, plant and equipment	3,349,469	3,846,970		3,877,034
Right-of-use assets	1,044	12,706		13,539
Deferred tax assets	16,438	6,003		25,858
TOTAL NON-CURRENT ASSETS	4,476,994	5,164,059		4,643,293
TOTAL ASSETS	5,398,789	5,935,053		5,135,195
Other current financial liabilities	272,441	40,133		653,255
Current lease liabilities	1,638	301		407
Trade and other payables, current	319,112	472,537		387,462
Current payables to related parties	190,873	186,626		184,012
Other current provisions	103	482		18
Current tax liabilities	4,953	4,291		4,959
Other current non-financial liabilities	30	9,466		9,011
TOTAL CURRENT LIABILITIES	789,150	713,836		1,239,124
Other non-current financial liabilities	2,032,646	2,382,396		1,947,726
Non-current lease liabilities	35,169	9,210		1,271
Trade and other payables non-current	985,569	969,504		345,987
Non-current payables to related parties	861,531	1,019,514		1,179,760
Other long-term provisions	8,282	35,233		39,876
Deferred tax liabilities	45,831	25,623		161,115
Non-current provisions for employee benefits				1,014
TOTAL NON-CURRENT LIABILITIES	3,969,028	4,441,480		3,676,749
TOTAL LIABILITIES	4,758,178	5,155,316		4,915,873
Foreign Currency Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	83	149		117
Other current financial assets				22
Other current non-financial assets	648	572		676
Trade and other receivables, current	72	1		61
Current receivables due from related parties	17,699	10,835		14,320
Inventories	110	228		5,712
TOTAL CURRENT ASSETS	18,612	11,785		20,908
Right-of-use assets	4,537	7,813		7,697
TOTAL NON-CURRENT ASSETS	4,537	7,813		7,697
TOTAL ASSETS	23,149	19,598		28,605
Current lease liabilities	873	1,729		1,746
Trade and other payables, current	13,371	17,809		11,487
Current payables to related parties	76,755	72,395		335,707
Other current non-financial liabilities	129			1,672
TOTAL CURRENT LIABILITIES	91,128	91,933		350,612
Non-current lease liabilities	2,633	6,043		6,305
TOTAL NON-CURRENT LIABILITIES	2,633	6,043		6,305
TOTAL LIABILITIES	93,761	97,976		356,917
Foreign Currency Argentine peso [member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	16			12
Other current non-financial assets		934		411
Inventories		616		167
Current tax assets		1,012		2
TOTAL CURRENT ASSETS	16	2,562		592
Investments accounted for using the equity method	514
Intangible assets other than goodwill	160	178		137
Property, plant and equipment	13,924	14,725		13,802
TOTAL NON-CURRENT ASSETS	14,598	14,903		13,939
TOTAL ASSETS	14,614	17,465		14,531
Trade and other payables, current	568	210		271
Other current provisions				36
Other current non-financial liabilities				9
TOTAL CURRENT LIABILITIES	568	210		316
TOTAL LIABILITIES	$ 568	$ 210		316
Foreign Currency Brazilian Real [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current payables to related parties				12
TOTAL CURRENT LIABILITIES				12
TOTAL LIABILITIES				$ 12

[1]	See Note 3.